advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
advance billings and customer deposits
Gross contract liabilities	$ 1,026		$ 942
Reclassification to contract assets of contracts with contract liabilities less than contract assets	(119)		(127)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	(17)		(15)
Contract liabilities	$ 890	$ 838	$ 800